Cash flow hedging reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	€ (12.9)	€ (14.9)	€ (24.6)	€ 19.8
Change in fair value of hedging instrument recognized in OCI in the year	(89.7)	66.5	(50.9)
Deferred hedging gains transferred to the carrying value of inventory	10.8	9.4	4.2
Reclassified from other comprehensive income to finance costs	79.3	(61.0)	(7.8)
Deferred tax income (expense) on cash flow hedge reserve	1.6	(5.2)	18.5
Swap contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(8.5)	(20.6)	(16.6)	12.1
Change in fair value of hedging instrument recognized in OCI in the year	(63.8)	56.5	(30.3)
Reclassified from other comprehensive income to finance costs	80.0	(61.2)	(8.7)
Deferred tax income (expense) on cash flow hedge reserve	(4.1)	0.7	10.3
Forward contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(8.3)	0.7	(10.9)	6.9
Change in fair value of hedging instrument recognized in OCI in the year	(25.2)	7.4	(22.5)
Deferred hedging gains transferred to the carrying value of inventory	10.8	9.4	4.2
Reclassified from other comprehensive income to finance costs	0.0	0.0	0.0
Deferred tax income (expense) on cash flow hedge reserve	5.4	(5.2)	8.9
Other reserves
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(16.8)	(19.9)	(27.5)	19.0
Change in fair value of hedging instrument recognized in OCI in the year	(89.0)	63.9	(52.8)
Deferred hedging gains transferred to the carrying value of inventory	10.8	9.4	4.2
Reclassified from other comprehensive income to finance costs	80.0	(61.2)	(8.7)
Deferred tax income (expense) on cash flow hedge reserve	1.3	(4.5)	19.2
Cost of Hedging reserve
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	3.9	5.0	2.9	€ 0.8
Change in fair value of hedging instrument recognized in OCI in the year	(0.7)	2.6	1.9
Reclassified from other comprehensive income to finance costs	(0.7)	0.2	0.9
Deferred tax income (expense) on cash flow hedge reserve	€ 0.3	€ (0.7)	€ (0.7)